Assets held for sale and discontinued operations (Tables)	6 Months Ended
Jun. 30, 2023
Discontinued Operations and Disposal Groups [Abstract]
Disclosure of Long-Lived Assets Held-for-sale
Accordingly, as of June 30, 2023, the six units were classified as held for sale in our Consolidated Balance Sheet as summarized below:

(In $ millions)	As at June 30, 2023
Tender-Assist Units
West Vencedor	23
T-15	45
T-16	17
Total Tender-Assist Units	85

Gulfdrill rigs
West Tucana	42
West Castor	49
West Telesto	44
Total Gulfdrill rigs	135

Total assets held for sale as at June 30, 2023	220